Financial statements of Barclays Bank PLC - Cash flow statement (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Interest received, classified as operating activities	£ 21,783	£ 18,990
Interest paid, classified as operating activities	10,388	14,800
Balances with banks and other regulatory authorities	4,716	3,360
Barclays Bank PLC [member]
Condensed Cash Flow Statements, Captions [Line Items]
Interest received, classified as operating activities	18,020	13,536
Interest paid, classified as operating activities	16,610	5,651
Balances with banks and other regulatory authorities	£ 2,261	£ 1,207